Changes in the Group (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule of consolidated subsidiaries

The following are the consolidated subsidiaries of VIA optronics AG:

				Net Profit (Loss)
		Ownership Interest %		in EUR		Equity in EUR
Name	Place of Business	12/31/2021	12/31/2020	2021	2020	12/31/2021	12/31/2020
VIA optronics GmbH*	Schwarzenbruck, Germany	100	100	(5,172,146)	(1,726,540)	(13,979,548)	(5,856,981)
VIA optronics LLC	Orlando, Florida, USA	100	100	(661,914)	(190,393)	(2,767,087)	(1,914,714)
VIA optronics (Suzhou) Co., Ltd.	Suzhou, China	100	100	959,129	4,975,824	23,312,443	20,090,782
VIA optronics (Taiwan) Ltd.	Taipei, Taiwan	100	100	(34,457)	85,037	193,760	210,009
Germaneers GmbH	Wettstetten, Germany	100	—	109,492	—	1,449,752	—
VIA optronics (Philippines), Inc.	Laguna, Philippines	100	—	—	—	264,401	—
VTS‑Touchsensor Co., Ltd.**	Higashi Omi, Japan	65	65	708,757	15,956	1,472,544	791,155

*VIA optronics GmbH utilizes the exemption provisions of Section 264 (3) HGB

**Regarding summarized financial information for VTS-Touchsensor Co., Ltd. please refer to segment information for “Sensor Technologies” in Note 26 as this segment is comprised only of VTS

Germaneers GmbH
Disclosure of detailed information about business combination [line items]
Schedule of fair values of the identifiable assets and liabilities

Germaneers - Opening Balance at acquisition date	Amounts in EUR
Assets

Non-current	347,588
Property, plant and equipment	280,896
Intangible assets	46,675
Non-current financial assets	20,017
Current	2,008,677
Inventories	444,027
Trade receivables and other assets	1,339,965
Cash and short-term deposits	224,685

Total Assets	2,356,265

Liabilities

Non-Current	(228,997)
Non-current financial liabilities	(330)
Other liabilities	(228,667)

Current	(787,008)
Trade and other payables	(197,751)
Current financial liabilities	(136,657)
Other current liabilities	(452,599)
Total Liabilities	(1,016,005)

Total identifiable net assets at fair value	1,340,260
Goodwill arising on acquisition	1,720,960
Purchase consideration transferred	3,061,220